Label	Element	Value
Innovator U.S. Equity Power Buffer ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 5.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.80%
Innovator U.S. Equity Power Buffer ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 523.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Innovator U.S. Equity Power Buffer ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 444.61 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)
Innovator U.S. Equity Power Buffer ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 598.71 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.20%)